UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2012

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

California (0.6%)

CA State G.O. Bonds
5 1/4s, 4/1/35	A1	$3,000,000	$3,444,780
5s, 4/1/42	A1	4,000,000	4,395,440

			7,840,220
Guam (0.8%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5 5/8s, 12/1/29	BBB+	3,850,000	4,293,212

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,134,530

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	547,760

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,100,000	2,160,648

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	1,300,000	1,355,822

			9,491,972
New York (88.5%)

Albany, Cap. Resource Corp. Rev. Bonds (St. Peter's Hosp.), 6 1/4s, 11/15/38	A3	4,110,000	4,863,692

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Charitable Leadership), Ser. A , 6s, 7/1/19 (In default)(NON)	D/P	2,963,976	1,784,284
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB-	700,000	721,483
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	A3	1,000,000	1,115,240
(St. Peter's Hosp.), Ser. D, 5 3/8s, 11/15/32	A3	4,205,000	4,557,421
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	1,800,000	1,861,686
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	A3	2,100,000	2,270,898
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	A3	1,000,000	1,081,380
(St. Peter's Hosp.), Ser. A, 5 1/4s, 11/15/27	A3	3,000,000	3,309,990
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,184,170

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,295,960

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	758,594

Build NYC City Resource Corp., Rev. Bonds (YMCA of Greater NY), 5s, 8/1/32	A-	1,740,000	1,977,075

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	Aa3	1,000,000	1,057,210

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	4,495,360

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.)
5s, 11/1/34	A-	1,300,000	1,335,308
Ser. A, 5s, 11/1/29	A-	3,250,000	3,338,270

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	4,089,146

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa3	5,000,000	5,900,600
5 3/4s, 5/1/25	Aa3	10,330,000	12,220,700

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,066,544

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges), 5s, 9/1/32	A	2,725,000	3,187,133

Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William Smith), Ser. A, 5 3/8s, 2/1/33 (Prerefunded 2/1/13)	A	4,500,000	4,593,870

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,840,125
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,629,630
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,225,750
(Hofstra U.), 5s, 7/1/28	A	650,000	740,331

Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Adelphi U.), 5s, 10/1/35	A	1,500,000	1,550,325

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,000,000	3,480,090
AMBAC, 5s, 2/15/47	A2	2,500,000	2,648,750

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,250,438

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A3	4,010,000	4,785,253

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	4,284,840
Ser. C, 5s, 9/1/35	A3	2,380,000	2,543,720
Ser. A, AMBAC, 5s, 9/1/29	A3	7,500,000	8,013,300
Ser. B, 5s, 9/1/29	A3	5,000,000	5,862,100
AGM, zero %, 6/1/28	Aa3	2,510,000	1,462,979

Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate U.), Ser. A, 5s, 7/1/23 (Prerefunded 7/1/13)	AA	5,090,000	5,289,477

Metro. Trans. Auth. Rev. Bonds
Ser. A, 5s, 11/15/37	A2	15,000,000	16,073,700
Ser. C, 5s, 11/15/41	A2	6,000,000	6,721,920
Ser. D, 5s, 11/15/29	A2	6,000,000	6,995,160
Ser. D-1, 5s, 11/1/28	A2	2,500,000	2,927,575
Ser. D-1, 5s, 11/1/27	A2	2,500,000	2,941,925
Ser. A, FGIC, NATL, 5s, 11/15/26	A2	5,000,000	5,579,100
Ser. A, 5s, 11/15/22	A2	6,000,000	6,787,260

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	10,121,580
Ser. A, AGM, 5 1/4s, 11/15/24	AA	3,000,000	3,028,830
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,914,288
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,372,930

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O
5 3/4s, 7/1/13 (Escrowed to maturity)	AA+	435,000	454,758
5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	24,345,000	29,133,662

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	517,117

Nassau Cnty., G.O. Bonds, Ser. A, FGIC, NATL, 6s, 7/1/13	A1	1,000,000	1,042,710

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,854,375

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	6,640,000	6,236,952

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5s, 5/1/42	BBB+	1,000,000	1,091,940
5s, 5/1/35	BBB+	500,000	550,205
5s, 5/1/30	BBB+	1,500,000	1,669,890

Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds (10/5/12), Ser. D, 5.55s, 11/15/24	Baa2	3,000,000	3,013,890

Niagara Falls, City School Dist. COP (High School Fac.), AGM
5s, 6/15/28	Aa3	1,490,000	1,565,469
5s, 6/15/23	Aa3	3,965,000	4,178,793

NY City, G.O. Bonds
Ser. F, 5s, 8/1/31	Aa2	9,000,000	10,618,470
Ser. I, 5s, 8/1/31	Aa2	1,335,000	1,586,167
Ser. C, AGM, 5s, 1/1/23	Aa2	10,000,000	11,540,000
Ser. N, 5s, 8/1/20	Aa2	1,000,000	1,119,650
Ser. M, 5s, 4/1/20	Aa2	6,775,000	7,493,557
Ser. I-1, 5s, 4/1/19	Aa2	1,215,000	1,383,156

NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,483,434

NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	Aa3	5,000,000	5,639,150
Ser. E, 5s, 2/1/28	Aaa	8,885,000	9,031,780
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	Aa3	3,000,000	3,466,620

NY City, City Transitional Fin. Auth. VRDN
(NYC Recovery), Ser. 3, 0.16s, 11/1/22	VMIG1	900,000	900,000
(New York City Recovery), Ser. 1-1C, 0.19s, 11/1/22	VMIG1	14,875,000	14,875,000
(NYC Recovery), Ser. 3, 0.16s, 11/1/22	VMIG1	6,245,000	6,245,000

NY City, Cultural Resource Rev. Bonds (Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	4,051,740

NY City, Cultural Resource VRDN
(Alvin Ailey Dance Foundation), 0.22s, 7/1/33	VMIG2	900,000	900,000
(Lincoln Ctr.), Ser. A-1, 0.2s, 12/1/35	VMIG1	10,000,000	10,000,000
(Lincoln Ctr. Perform Arts), Ser. A-2, 0.17s, 12/1/35	VMIG1	950,000	950,000

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	Aa2	2,670,000	2,748,204
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	Aa2	1,200,000	1,236,144
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	Aa2	1,675,000	1,726,557
Ser. H-2-A, 4.4s, 5/1/31	Aa2	4,000,000	4,178,400

NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,612,038
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	Aa3	1,000,000	1,209,900
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,679,900

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5s, 7/1/28(FWC)	BBB-	1,500,000	1,589,460

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,700,932
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,023,440
(Horace Mann School), NATL, 5s, 7/1/28	Baa2	7,000,000	7,007,280

NY City, Indl. Dev. Agcy. Civic Fac. VRDN
(CASA), 0.18s, 3/1/20	A-1	1,155,000	1,155,000
(American Civil Liberties Impt.), 0.16s, 6/1/35	VMIG1	3,505,000	3,505,000

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I, LLC), Ser. A
6s, 7/1/27	BBB-	7,690,000	7,710,609
5 1/2s, 7/1/28	BBB-	3,700,000	3,708,991

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,895,820

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	2,050,000	2,029,664

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	11,389,400
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,993,780
Ser. GG, 5s, 6/15/43	AA+	9,760,000	11,022,651
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,559,980
Ser. AA, 5s, 6/15/34	AA+	5,000,000	5,778,800

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5s, 2/1/42	AAA	7,500,000	8,595,075
(Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,918,000
Ser. E-1, 5s, 2/1/26	AAA	2,000,000	2,435,340

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5s, 7/15/37	Aa3	7,500,000	8,544,900
Ser. S-1, 5s, 7/15/33	Aa3	1,000,000	1,165,840
Ser. S-1, FGIC, NATL, 5s, 7/15/31	Aa3	10,500,000	11,710,545
Ser. S-5, 5s, 1/15/30	Aa3	3,375,000	3,878,786

NY City, Trust for Cultural Resources Rev. Bonds (Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,243,960

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	7,000,000	5,907,650

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,304,771

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	5,530,373

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA	2,000,000	2,283,260

NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s, 10/1/28	Aa1	2,490,000	2,497,296

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,754,505
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa3	8,950,000	10,603,065
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,133,450
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	3,250,000	3,306,258
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A/P	1,095,000	1,099,183
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	10,000,000	11,741,700
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa3	9,930,000	11,234,802
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,432,180
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	11,442,360
(North Shore Long Island Jewish Group), Ser. A, 5 1/2s, 5/1/37	A3	11,500,000	13,087,920
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	2,062,224
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,285,180
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,621,648
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,646,740
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,796,365
(St. Joseph College), 5 1/4s, 7/1/35	Baa1	2,000,000	2,217,300
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,165,180
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	5,144,219
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,084,030
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	16,305,450
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,518,400
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	Aa3	3,380,000	3,727,937
(St. Francis College), 5s, 10/1/40	A-	3,000,000	3,190,170
(Yeshiva U.), 5s, 9/1/38	AA-	2,500,000	2,722,525
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	Aa3	2,510,000	2,633,341
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,922,094
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34 (Prerefunded 7/1/13)	Aa2	5,000,000	5,195,950
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,246,420
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,638,598
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	Aa3	2,000,000	2,224,780
(Yeshiva U.), AMBAC, 5s, 7/1/30	A2	190,000	190,355
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s, 2/15/30	AA-	9,665,000	10,328,599
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	BBB	9,510,000	10,006,232
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	7,010,882
(Yeshiva U.), AMBAC, 5s, 7/1/26	A2	170,000	170,445
Ser. A, NATL, 5s, 10/1/25	Aa3	750,000	817,253
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	7,307,183
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,471,880

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	11,000,000	12,010,680
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	A3	3,520,000	3,868,621
(Teachers College), 5s, 7/1/42	A1	6,475,000	7,281,656
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/41	Aa2	2,000,000	2,260,500
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/36	Aa2	1,125,000	1,271,531
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa2	5,690,000	6,235,956
(Teachers College), 5s, 7/1/34	A1	2,750,000	3,159,173
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/32	Aa2	1,500,000	1,754,235
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,328,350
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,858,720
(Teachers College), Ser. A, 5s, 7/1/31	A1	1,750,000	2,044,088
(The New School), 5s, 7/1/31	A3	5,000,000	5,580,750
(Brooklyn Law School), Ser. A, 5s, 7/1/29	Baa1	1,000,000	1,140,650
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	7,356,045
(St. John's U.), Ser. A, 5s, 7/1/28	A3	500,000	585,415
(Brooklyn Law School), Ser. A, 5s, 7/1/27	Baa1	1,000,000	1,153,340
(St. John's U.), Ser. A, 5s, 7/1/27	A3	2,250,000	2,646,945
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	2,108,069
(Brooklyn Law School), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,159,750
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	8,146,986
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	A3	1,000,000	1,098,980
(Teachers College), Ser. A, 5s, 7/1/26	A1	1,000,000	1,187,700
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A3	3,935,000	4,403,580
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	A3	1,000,000	1,135,670

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	6,100,550
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,873,600
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,885,994

NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-2 Mental), Ser. D, AGM, 5 1/4s, 8/15/30	Aa3	520,000	521,300
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,586,750
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,417,690

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	12,400,000	12,427,404

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aaa	10,000,000	11,808,300
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,941,375
Ser. A, 5s, 6/15/28	Aaa	3,095,000	3,828,825
(State Clean Wtr. & Drinking Revolving Fund), Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,731,200
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,342,350

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,613,900
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	14,479,194

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,880,138
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,789,046

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,069,550
(7 World Trade Ctr.), Ser. 2, 5s, 9/15/43	A2	4,000,000	4,383,920
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa2	10,000,000	11,237,800
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,888,100

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa2	2,000,000	2,310,480

NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	12,715,007
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,405,420
Ser. H, FGIC, NATL, 5s, 1/1/28	A1	1,235,000	1,392,438
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,555,000
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, 5s, 4/1/25	AA	4,000,000	4,451,160
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s, 4/1/22	Aa2	2,000,000	2,129,120

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	11,026,175
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa3	1,685,000	2,016,423
(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa3	2,110,000	2,196,995
(Syracuse U.), 5 1/2s, 1/1/15	Aa3	1,265,000	1,317,029
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	10,335,150
Ser. A-1, FGIC, NATL, 5s, 3/15/29 (Prerefunded 3/15/14)	AAA	6,565,000	7,041,422
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,919,150
Ser. B, 5s, 1/1/27	AA-	7,000,000	8,015,490

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	1,000,530

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.), 5s, 12/1/36	Aa3	2,000,000	2,289,240

Onondaga Civic Dev. Corp. Rev. Bonds (Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,262,271

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C
7s, 8/1/31	B/P	3,200,000	3,130,912
7s, 8/1/21	B/P	2,130,000	2,134,026

Port Auth. NY & NJ Rev. Bonds
Ser. 124, 5s, 8/1/31	Aa2	1,000,000	1,001,620
FGIC, NATL, 4 3/4s, 10/15/28	Aa2	7,000,000	7,592,410

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,785,000	2,784,889
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	4,021,255

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa2	3,000,000	3,580,830

Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,057,255
5s, 6/1/20	A-/P	1,150,000	1,181,832
5s, 6/1/19	A-/P	1,345,000	1,393,998
5s, 6/1/18	A-/P	1,180,000	1,234,681

Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, NATL
5s, 10/15/26	AAA	7,000,000	7,633,430
5s, 10/15/25	AAA	16,425,000	17,918,525

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/4s, 12/1/32	A-	1,500,000	1,603,770
(The Saratoga Hosp.), Ser. A, Radian Insd., 5 1/8s, 12/1/33	A-	3,090,000	3,137,679
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	A-	1,000,000	1,084,050

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5s, 7/1/32	A1	3,430,000	3,987,409

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,134,770

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/13) (IESI Corp.), 6 5/8s, 10/1/35	BB-	2,000,000	2,021,840

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5 1/4s, 9/1/33	A3	1,050,000	1,202,712

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5s, 9/1/41	A3	1,750,000	1,933,558

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,367,161

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	2,000,580

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	440,000	440,541
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	2,052,009
(Inst. of Tech.), 5s, 3/1/26	BBB+	3,300,000	3,420,054

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	1,069,877
4 5/8s, 11/1/16	BBB-	1,000,000	1,099,050

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,798,544
7 3/8s, 3/1/21	B+/P	745,000	746,676

Syracuse, Indl. Dev. Agcy. VRDN (Syracuse U. )
Ser. A-2, 0.17s, 12/1/37 (JPMorgan Chase Bank)	VMIG1	4,360,000	4,360,000
Ser. A-1, 0.17s, 7/1/37	VMIG1	4,730,000	4,730,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	2,743,300

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1, 5 1/2s, 6/1/18	Aa3	70,000	70,253

Tompkins Cnty., Dev. Corp. Rev. Bonds (Ithaca College), AGM, 5 3/8s, 7/1/41	Aa3	1,000,000	1,128,110

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa3	5,000,000	5,809,250
AMBAC, 5s, 11/15/28	A1	13,000,000	13,595,270
Ser. A, 5s, 11/15/23 (Prerefunded 11/15/16)	Aa3	1,000,000	1,187,340
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	1,875,081

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	7,500,000	8,276,775

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,965,798

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	1,010,394

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	4,411,207

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	2,000,000	2,000,640
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,844,700

			1,121,432,361
Puerto Rico (7.8%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	Baa3	3,750,000	3,757,538

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	4,750,000	5,446,065
Ser. A, 5 1/4s, 7/1/34	Baa1	1,000,000	1,031,230

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	13,500,000	14,249,925
6s, 7/1/38	Baa2	3,750,000	3,966,075

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	Baa1	3,000,000	3,112,680
Ser. A, 5s, 7/1/42	Baa1	5,000,000	5,081,150

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20 (Escrowed to maturity)	A3	635,000	828,827
Ser. AA, NATL, 5 1/2s, 7/1/20	A3	365,000	408,712
Ser. AA, NATL, 5 1/2s, 7/1/19 (Escrowed to maturity)	A3	2,460,000	3,159,895
Ser. AA, NATL, 5 1/2s, 7/1/19	A3	540,000	605,335
Ser. AA-2, 5.3s, 7/1/35	A3	1,750,000	1,823,745
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	2,119,146

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	6,250,000	6,253,063

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, AMBAC
5 1/2s, 7/1/25	Baa1	2,225,000	2,467,325
5 1/2s, 7/1/23	Baa1	3,000,000	3,303,180

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	Baa1	3,425,000	3,975,158
(Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa1	6,500,000	7,518,290
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	3,000,000	3,131,640
(Govt. Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	Baa1	2,250,000	2,430,248

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	8,000,000	8,961,520
Ser. C, 5 1/4s, 8/1/41	A+	4,500,000	4,758,975
Ser. A, AMBAC, zero %, 8/1/47	Aa3	20,000,000	2,919,600
Ser. A, NATL, zero %, 8/1/43	Aa3	8,000,000	1,491,440
Ser. A, zero %, 8/1/31	A+	8,500,000	3,144,745
Ser. A, zero %, 8/1/30	A+	8,500,000	3,355,290

			99,300,797
Texas (0.7%)

U. of Houston Rev. Bonds, Ser. A, 5s, 2/15/31	Aa2	8,050,000	9,379,699

			9,379,699
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,354,450
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,442,938
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,209,252

			9,006,640
TOTAL INVESTMENTS

Total investments (cost $1,155,191,089)(b)			$1,256,451,689

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2011 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,267,291,902.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,156,291,397, resulting in gross unrealized appreciation and depreciation of $105,757,447 and $5,597,155, respectively, or net unrealized appreciation of $100,160,292.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	16.7%
	Utilities	14.2
	State Government	11.6
	Healthcare	11.1
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Minicipal bonds and notes	$—	$1,256,451,689	$—

Totals by level	$—	$1,256,451,689	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012